Related party transactions and balances (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 22, 2022 GWh	Jan. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related party transactions and balances
Receivables, Non-Current			$ 1,600	$ 1,699
Receivables, Current			2,675	2,841
Payables, Current			1,790	9,545
Partial refund of CIT paid			592,378
Raw materials and energy consumption for production			132,717	132,566	$ 39,901
Other Operating Expenses			$ 3,367	4,930	4,208
Finance Income					16
Power Purchase Agreement (PPA)
Related party transactions and balances
Power supplied per agreement | GWh	65
Period for commencement of operation of the plants	10 years
Percentage of total power consumption of the Sabon plant	10.00%
CIT Loan
Related party transactions and balances
Interest rate (as a percent)			5.25%
Term of loan			1 year
Inmobiliaria Espacio, S.A.
Related party transactions and balances
Receivables, Current			$ 2,675	2,841
Related party transaction loan maturity term			1 year
Finance Income					16
Inmobiliaria Espacio, S.A. | EURIBOR
Related party transactions and balances
Applicable margin (as a percent)			2.75%
Villar Mir Energia, S.L.U.
Related party transactions and balances
Receivables, Non-Current			$ 1,600	1,699
Payables, Non-Current			(10)
Payables, Current				8,808
Raw materials and energy consumption for production			128,211	132,566	39,900
Other Operating Expenses			$ 1,612	1,365	647
Term of contract			1 year
Renewal term annual			3 years
Renewed term		2 years
Additional Renewal extension term		1 year
Contract termination notice period		30 days
Villar Mir Energia, S.L.U. | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Obligation for purchase of energy plus service charge				102,066
Villar Mir Energia, S.L.U. | Ferroatlantica del Cinca, S.L.
Related party transactions and balances
Obligation for purchase of energy plus service charge				30,501
Espacio Information Technology, S.A.U.
Related party transactions and balances
Payables, Current				737
Other Operating Expenses			$ 1,008	3,266	3,171
Energya VM Gestion, S.L
Related party transactions and balances
Raw materials and energy consumption for production			4,506
Other Operating Expenses			646	120	79
Energya VM Gestion de la Energia, S.L.
Related party transactions and balances
Payables, Current			1,800
Obligation for purchase of energy plus service charge			4,506
Aurinka
Related party transactions and balances
Raw materials and energy consumption for production					1
Other Operating Expenses				111	308
Other related parties
Related party transactions and balances
Other Operating Expenses			$ 101	$ 68	$ 3